UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Weatherstone Capital Management
                        Address:         11152 Huron Street, Suite 105
                                         Northglenn, CO 80234
                        13F File Number: 028-14641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ann Zemann
Title:		Chief Compliance Officer
Phone:		402-250-2691
Signature,	Place,			and Date of Signing:
Ann Zemann	Omaha, NE		August 14 2012
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    38
Form 13F Information Table Value Total:   $147,049
List of Other Included Managers: None

       FORM 13F INFORMATION TABLE


					                      VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	   CUSIP     (X$1000) PRN/AMT  PRN CALL  DSCRTN  MANAGERS    SOLE   SHARED  NONE
-----------------------------   --------------     --------  ------   ------   --- ----  ------  --------   ------  -------  ----
ISHARES INC                     MSCI THAILAND     464286624    383     5549     SH        SOLE                               5549
ISHARES TR                      JPMORGAN USD      464288281   8619    75127     SH        SOLE                              75127
ISHARES TR                      BARCLYS TIPS BD   464287176   6489    54210     SH        SOLE                              54210
ISHARES TR                      USA MIN VOL ID    46429B697   4594   158756     SH        SOLE                             158756
ISHARES TR                      BARCLYS 1-3 YR    464287457   1615    19144     SH        SOLE                              19144
ISHARES TR                      PHILL INVSTMRK    46429B408   1016    34044     SH        SOLE                              34044
ISHARES TR                      MSCI PERU CAP     464289842    890    20959     SH        SOLE                              20959
ISHARES TR                      BARCLYS 3-7 YR    464288661    698     5677     SH        SOLE                               5677
ISHARES TR                      BARCLY USAGG B    464287226    632     5680     SH        SOLE                               5680
ISHARES TR                      DJ REGIONAL BK    464288778    295    12314     SH        SOLE                              12314
ISHARES TR                      DJ MED DEVICES    464288810    276     4197     SH        SOLE                               4197
MARKET VECTORS ETF TR           EM LC CURR DBT    57060U522   3778   147807     SH        SOLE                             147807
MARKET VECTORS ETF TR           RUSSIA ETF        57060U506   1733    66241     SH        SOLE                              66241
PIEDMONT OFFICE REALTY TR IN    COM CL A          720190206    485    28153     SH        SOLE                              28153
PIMCO ETF TR                    TOTL RETN ETF     72201R775   7927    75144     SH        SOLE                              75144
PIMCO ETF TR                    0-5 HIGH YIELD    72201R783   5970    59669     SH        SOLE                              59669
PIMCO ETF TR                    ENHAN SHRT MAT    72201R833   2344    23192     SH        SOLE                              23192
POWERSHARES ETF TR II           S&P500 LOW VOL    73937B779   4412   159987     SH        SOLE                             159987
POWERSHARES ETF TRUST           DYN FD & BEV      73935X849    658    32803     SH        SOLE                              32803
POWERSHARES GLOBAL ETF TRUST    SOVEREIGN DEBT    73936T573    532    18468     SH        SOLE                              18468
PROSHARES TR                    ULTR 7-10 TREA    74347R180    596    10547     SH        SOLE                              10547
SANDRIDGE ENERGY INC            COM               80007P307    307    45825     SH        SOLE                              45825
SELECT SECTOR SPDR TR           SBI INT-ENERGY    81369Y506   5020    75631     SH        SOLE                              75631
SELECT SECTOR SPDR TR           SBI INT-UTILS     81369Y886   2768    74827     SH        SOLE                              74827
SELECT SECTOR SPDR TR           SBI CONS STPLS    81369Y308   2314    66552     SH        SOLE                              66552
SELECT SECTOR SPDR TR           TECHNOLOGY        81369Y803    873    30404     SH        SOLE                              30404
SPDR S&P 500 ETF TR             TR UNIT           78462F103   1791    13159     SH        SOLE                              13159
SPDR SERIES TRUST               BRCLYS YLD ETF    78464A417  19734   500099     SH        SOLE                             500099
SPDR SERIES TRUST               BRCLY EM LOCL     78464A391   3747   120294     SH        SOLE                             120294
SPDR SERIES TRUST               S&P REGL BKG      78464A698   1814    66265     SH        SOLE                              66265
SPDR SERIES TRUST               S&P RETAIL ETF    78464A714    603    10202     SH        SOLE                              10202
SPDR SERIES TRUST               S&P HOMEBUILD     78464A888    320    14986     SH        SOLE                              14986
VANGUARD BD INDEX FD INC        TOTAL BND MRKT    921937835  13911   164859     SH        SOLE                             164859
VANGUARD INDEX FDS              SMALL CP ETF      922908751   1431    18813     SH        SOLE                              18813
VANGUARD INDEX FDS              REIT ETF          922908553    229     3495     SH        SOLE                               3495
VANGUARD SCOTTSDALE FDS         INT-TERM CORP     92206C870  19230   225677     SH        SOLE                             225677
VANGUARD SCOTTSDALE FDS         LG-TERM COR BD    92206C813  15265   171010     SH        SOLE                             171010
VANGUARD SCOTTSDALE FDS         SHRT-TERM CORP    92206C409   3750    47376     SH        SOLE                              47376


